Investment Objectives and Goals - Defiance Drone and Modern Warfare ETF	Sep. 24, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Defiance Drone and Modern Warfare ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Defiance Drone and Modern Warfare ETF (the “Fund” or the “Drone ETF”) seeks to track the total return performance, before fees and expenses, of the BITA Drone & Modern Warfare Select Index (the “Index”).